Document And Entity Information	Aug. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2026
Entity Registrant Name	LANTHEUS HOLDINGS, INC.
Entity Central Index Key	0001521036
Entity Emerging Growth Company	false
Entity File Number	001-36569
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	35-2318913
Entity Address, Address Line One	201 Burlington Road
Entity Address, Address Line Two	South Building
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730
City Area Code	(978)
Local Phone Number	671-8001
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	LNTH
Security Exchange Name	NASDAQ